Derivative Financial Instruments - Market Risk Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) derivativeInstrument	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt	18.90%
Number of interest rate swap agreements	4
Notional amount | €		€ 1,250
Number of expired interest rate swaps	2
Twenty Eight Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	28 days
Ninety One Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	91 days
One Hundred Eighty Two Days TIIE
Disclosure of detailed information about financial instruments [line items]
Maturity	182 days
PEMEX | Interest rate swaps | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 288,750
Interest rate of derivative instrument	2.30%
Weighted average term of derivative instrument	1 year 8 months 12 days